INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Aug. 31, 2020	Aug. 31, 2019
Deferred Tax Assets Liability [Line Items]
Net operating loss carry forwards	$ 2,776,534	$ 2,787,648
Capital loss carry forwards	4,526	4,526
Deferred tax assets, gross	2,837,893	2,853,138
Valuation allowance	2,837,893	2,853,138
Deferred tax assets (liabilities)	0	0
Marketable securities [Member]
Deferred Tax Assets Liability [Line Items]
Deferred tax assets, other	583	5,698
Financing costs [Member]
Deferred Tax Assets Liability [Line Items]
Deferred tax assets, other	2,195	4,725
Intangible Assets [Member]
Deferred Tax Assets Liability [Line Items]
Deferred tax assets, other	4,725	4,725
Mineral property [Member]
Deferred Tax Assets Liability [Line Items]
Deferred tax assets, other	$ 49,330	$ 45,816